Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$685	$831	$831
States, municipalities and political subdivisions	6,347	6,757	6,757
Foreign governments	255	369	369
Residential mortgage-backed	3,129	3,623	3,623
U.S. corporate	17,734	19,632	19,632
Foreign corporate	3,819	4,436	4,436
Total fixed maturity securities	31,969	35,648	35,648
Equity securities:
Non-redeemable preferred stocks	139	226	226
Short-term investments	9,675	9,675	9,675
Total investments	$41,783	$45,549	$45,549